                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]: Amendment Number:
                                               ------
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD  20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:


Richard Pender   Chevy Chase, Maryland   05/02/05
  [Signature]        [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 1,678,644,630.30

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

               COLUMN 1                     COLUMN 2       COLUMN 3       COLUMN 4              COLUMN 5
                                         --------------   ---------   ----------------   ----------------------
                                                                           MARKET         SHRS OR    SH/   PUT/
            NAME OF ISSUER               TITLE OF CLASS     CUSIP           VALUE         PRN AMT    PRN   CALL
--------------------------------------   --------------   ---------   ----------------   ---------   ---   ----
ADOLOR CORP                              COMMON           00724X102         186,000.00      18,750    SH    N/A
ADVANCIS PHARMACEUTICAL CORP             COMMON           00764L109         846,919.00     228,897    SH    N/A
ALLSTATE CORP                            COMMON           020002101      24,327,000.00     450,000    SH    N/A
ALLTEL CORP                              COMMON           020039103      21,940,000.00     400,000    SH    N/A
ANADARKO PETROLEUM CORPORATION           COMMON           032511107       3,805,000.00      50,000    SH    N/A
APACHE CORPORATION                       COMMON           037411105      18,981,300.00     310,000    SH    N/A
APPLIED MATERIALS INC                    COMMON           038222105      25,187,500.00   1,550,000    SH    N/A
AUTOMATIC DATA PROCESSING                COMMON           053015103      25,172,000.00     560,000    SH    N/A
BIOTECH HOLDRS TRUST                     DEPOSTRY RCPTS   09067D201      14,079,000.00     100,000    SH    N/A
BLACK & DECKER CORPORATION               COMMON           091797100      25,276,800.00     320,000    SH    N/A
CANADIAN NATIONAL RAILWAY CO             COMMON           136375102      31,655,000.00     500,000    SH    N/A
CAREMARK RX INC                          COMMON           141705103      53,703,000.00   1,350,000    SH    N/A
CELGENE CORP                             COMMON           151020104         102,559.00       3,012    SH    N/A
CHEVRON TEXACO CORP                      COMMON           166764100      24,781,750.00     425,000    SH    N/A
COMPUTER ASSOC INTL INC                  COMMON           204912109      23,247,274.30     857,833    SH    N/A
CONOCOPHILLIPS                           COMMON           20825C104      26,960,000.00     250,000    SH    N/A
COSTCO WHOLESALE CORP                    COMMON           22160K105      22,531,800.00     510,000    SH    N/A
CURIS INC                                COMMON           231269101          10,550.00       2,947    SH    N/A
CYTRX                                    COM NEW          232828301         206,282.00     150,571    SH    N/A
D&B CORP                                 COMMON           26483E100      24,580,000.00     400,000    SH    N/A
DEERE & COMPANY                          COMMON           244199105      28,530,250.00     425,000    SH    N/A
DISNEY WALT CO                           COM DISNEY       254687106      42,980,080.00   1,496,000    SH    N/A
EXXON MOBIL CORP                         COMMON           30231G102      23,840,000.00     400,000    SH    N/A
FAVRILLE INC                             COMMON           312088404         693,975.00     151,788    SH    N/A
FIRST DATA CORPORATION                   COMMON           319963104      31,841,100.00     810,000    SH    N/A
FREEPORT-MCMORAN COPPER & GOLD INC       CLASS B          35671D857      23,766,000.00     600,000    SH    N/A
GENAISSANCE PHARMACEUTICALS INC          COMMON           36867W105           4,483.00       3,589    SH    N/A
GUIDANT CORP                             COMMON           401698105      44,340,000.00     600,000    SH    N/A
HARRAH'S ENTERTAINMENT INC               COMMON           413619107      48,435,000.00     750,000    SH    N/A
HEALTH MANAGEMENT ASSOCIATES INC-A       CLASS A          421933102      49,742,000.00   1,900,000    SH    N/A
INTEL CORP                               COMMON           458140100      26,714,500.00   1,150,000    SH    N/A
ISHARES MSCI EAFE INDEX FUND             MSCI EAFE IDX    464287465     190,644,000.00   1,200,000    SH    N/A
JOHNSON & JOHNSON                        COMMON           478160104       9,402,400.00     140,000    SH    N/A
JP MORGAN CHASE & CO                     COMMON           46625H100      19,030,000.00     550,000    SH    N/A
LEHMAN BROTHERS HOLDINGS INC             COMMON           524908100      21,186,000.00     225,000    SH    N/A
LEXICON GENETICS INC                     COMMON           528872104         425,055.00      83,181    SH    N/A
LIGAND PHARMACEUTICAL INC                CLASS B          53220K207          39,783.00       6,943    SH    N/A
LOCKHEED MARTIN CORP                     COMMON           539830109      25,034,600.00     410,000    SH    N/A
MARATHON OIL CORP                        COMMON           565849106      25,806,000.00     550,000    SH    N/A
MBNA CORPORATION                         COMMON           55262L100      21,113,000.00     860,000    SH    N/A
MEDTRONIC INC                            COMMON           585055106      45,855,000.00     900,000    SH    N/A
NASDAQ 100 INDEX TRACKING STOCK          UNIT SER 1       631100104       5,485,500.00     150,000    SH    N/A
OMNICOM GROUP INC                        COMMON           681919106      35,408,000.00     400,000    SH    N/A
OPENWAVE SYSTEMS INC                     COMMON NEW       683718308       3,657,000.00     300,000    SH    N/A
PEABODY ENERGY CORP                      COMMON           704549104      38,942,400.00     840,000    SH    N/A
QUALCOMM INC                             COMMON           747525103      29,304,000.00     800,000    SH    N/A
QUEST DIAGNOSTICS INC                    COMMON           74834L100      47,308,500.00     450,000    SH    N/A
REGAL ENTERTAINMENT GROUP                CLASS A          758766109      25,236,000.00   1,200,000    SH    N/A
SCHLUMBERGER LTD                         COMMON           806857108      22,906,000.00     325,000    SH    N/A
SENOMYX INC                              COMMON           81724Q107          54,214.00       4,552    SH    N/A
SLM CORP                                 COMMON           78442P106      57,316,000.00   1,150,000    SH    N/A
SMITH INTERNATIONAL INC                  COMMON           832110100      23,523,750.00     375,000    SH    N/A
SPDR TRUST SERIES 1                      UNIT SER 1       78462F103     156,297,000.00   1,325,000    SH    N/A
SPRINT CORPORATION (FON GROUP)           COM FON          852061100      47,775,000.00   2,100,000    SH    N/A
STEMCELLS INC                            COMMON           85857R105           4,725.00       1,500    SH    N/A
TAIWAN SEMICONDUCTOR MANUFACTURING CO.   SPONSORED ADR    874039100      29,680,000.00   3,500,000    SH    N/A
TIME WARNER INC                          COMMON           887317105      23,692,500.00   1,350,000    SH    N/A
TJX COMPANIES INC                        COMMON           872540109      24,630,000.00   1,000,000    SH    N/A
WESTERN WIRELESS CORPORATION             CLASS A          95988E204      30,368,000.00     800,000    SH    N/A
YUM! BRANDS INC                          COMMON           988498101      31,086,000.00     600,000    SH    N/A

                                                                      1,678,644,630.30

               COLUMN 1                  COLUMN 6   COLUMN 7         COLUMN 8
                                         --------   --------   --------------------
                                          INVSTMT     OTHER       VOTING AUTHORITY
            NAME OF ISSUER                DSCRETN   MANAGERS   SOLE   SHARED   NONE
--------------------------------------   --------   --------   ----   ------   ----
ADOLOR CORP                                SOLE        N/A       X      N/A     N/A
ADVANCIS PHARMACEUTICAL CORP               SOLE        N/A       X      N/A     N/A
ALLSTATE CORP                              SOLE        N/A       X      N/A     N/A
ALLTEL CORP                                SOLE        N/A       X      N/A     N/A
ANADARKO PETROLEUM CORPORATION             SOLE        N/A       X      N/A     N/A
APACHE CORPORATION                         SOLE        N/A       X      N/A     N/A
APPLIED MATERIALS INC                      SOLE        N/A       X      N/A     N/A
AUTOMATIC DATA PROCESSING                  SOLE        N/A       X      N/A     N/A
BIOTECH HOLDRS TRUST                       SOLE        N/A       X      N/A     N/A
BLACK & DECKER CORPORATION                 SOLE        N/A       X      N/A     N/A
CANADIAN NATIONAL RAILWAY CO               SOLE        N/A       X      N/A     N/A
CAREMARK RX INC                            SOLE        N/A       X      N/A     N/A
CELGENE CORP                               SOLE        N/A       X      N/A     N/A
CHEVRON TEXACO CORP                        SOLE        N/A       X      N/A     N/A
COMPUTER ASSOC INTL INC                    SOLE        N/A       X      N/A     N/A
CONOCOPHILLIPS                             SOLE        N/A       X      N/A     N/A
COSTCO WHOLESALE CORP                      SOLE        N/A       X      N/A     N/A
CURIS INC                                  SOLE        N/A       X      N/A     N/A
CYTRX                                      SOLE        N/A       X      N/A     N/A
D&B CORP                                   SOLE        N/A       X      N/A     N/A
DEERE & COMPANY                            SOLE        N/A       X      N/A     N/A
DISNEY WALT CO                             SOLE        N/A       X      N/A     N/A
EXXON MOBIL CORP                           SOLE        N/A       X      N/A     N/A
FAVRILLE INC                               SOLE        N/A       X      N/A     N/A
FIRST DATA CORPORATION                     SOLE        N/A       X      N/A     N/A
FREEPORT-MCMORAN COPPER & GOLD INC         SOLE        N/A       X      N/A     N/A
GENAISSANCE PHARMACEUTICALS INC            SOLE        N/A       X      N/A     N/A
GUIDANT CORP                               SOLE        N/A       X      N/A     N/A
HARRAH'S ENTERTAINMENT INC                 SOLE        N/A       X      N/A     N/A
HEALTH MANAGEMENT ASSOCIATES INC-A         SOLE        N/A       X      N/A     N/A
INTEL CORP                                 SOLE        N/A       X      N/A     N/A
ISHARES MSCI EAFE INDEX FUND               SOLE        N/A       X      N/A     N/A
JOHNSON & JOHNSON                          SOLE        N/A       X      N/A     N/A
JP MORGAN CHASE & CO                       SOLE        N/A       X      N/A     N/A
LEHMAN BROTHERS HOLDINGS INC               SOLE        N/A       X      N/A     N/A
LEXICON GENETICS INC                       SOLE        N/A       X      N/A     N/A
LIGAND PHARMACEUTICAL INC                  SOLE        N/A       X      N/A     N/A
LOCKHEED MARTIN CORP                       SOLE        N/A       X      N/A     N/A
MARATHON OIL CORP                          SOLE        N/A       X      N/A     N/A
MBNA CORPORATION                           SOLE        N/A       X      N/A     N/A
MEDTRONIC INC                              SOLE        N/A       X      N/A     N/A
NASDAQ 100 INDEX TRACKING STOCK            SOLE        N/A       X      N/A     N/A
OMNICOM GROUP INC                          SOLE        N/A       X      N/A     N/A
OPENWAVE SYSTEMS INC                       SOLE        N/A       X      N/A     N/A
PEABODY ENERGY CORP                        SOLE        N/A       X      N/A     N/A
QUALCOMM INC                               SOLE        N/A       X      N/A     N/A
QUEST DIAGNOSTICS INC                      SOLE        N/A       X      N/A     N/A
REGAL ENTERTAINMENT GROUP                  SOLE        N/A       X      N/A     N/A
SCHLUMBERGER LTD                           SOLE        N/A       X      N/A     N/A
SENOMYX INC                                SOLE        N/A       X      N/A     N/A
SLM CORP                                   SOLE        N/A       X      N/A     N/A
SMITH INTERNATIONAL INC                    SOLE        N/A       X      N/A     N/A
SPDR TRUST SERIES 1                        SOLE        N/A       X      N/A     N/A
SPRINT CORPORATION (FON GROUP)             SOLE        N/A       X      N/A     N/A
STEMCELLS INC                              SOLE        N/A       X      N/A     N/A
TAIWAN SEMICONDUCTOR MANUFACTURING CO.     SOLE        N/A       X      N/A     N/A
TIME WARNER INC                            SOLE        N/A       X      N/A     N/A
TJX COMPANIES INC                          SOLE        N/A       X      N/A     N/A
WESTERN WIRELESS CORPORATION               SOLE        N/A       X      N/A     N/A
YUM! BRANDS INC                            SOLE        N/A       X      N/A     N/A